STOCK APPRECIATION RIGHTS (Details) - Stock Appreciation Rights (SARs) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs granted in period (in shares)	0	0
Liability for outstanding SARs		$ 563